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The right choice for the long term(sm)

FUNDAMENTAL INVESTORS

[color photograph of the statue of liberty looking out of a window at sunset]

Semi-annual report for the six months ended June 30, 2002

FUNDAMENTAL INVESTORS(SM)

FUNDAMENTAL INVESTORS is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fundamental Investors seeks long-term growth of capital and income primarily through investments in common stocks.

RESULTS AT A GLANCE FOR PERIODS ENDED JUNE 30, 2002

AVERAGE ANNUAL COMPOUND RETURNS                    6 MONTHS          1 YEAR           5 YEARS            10 YEARS

Fundamental Investors
(with dividends and
capital gains reinvested)                          -6.34%            -11.52%          +6.86%             +13.12%
S&P 500                                            -13.14            -17.95           +3.66              +11.41
Nasdaq                                             -24.98            -32.30           +0.29              +10.01
Lipper fund indexes
Large-Cap Value                                    -9.11             -13.75           +4.00              +11.08
Large-Cap Core                                     -12.36            -17.15           +3.30              +10.17

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2002:

                                      1 year       5 years     10 years

CLASS A SHARES                       -16.62%       +5.61%      +12.45%
reflecting 5.75% maximum sales charge

Results for other share classes can be found on page 28. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

The fund's 30-day yield for Class A shares as of July 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 1.79%.


FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES INVOLVES ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.


FELLOW SHAREHOLDERS:

At a time when accounting abuses and outright fraud have helped to push an already weakened stock market to its lowest point in more than five years,/1/ issues of integrity and trust have taken on heightened significance. Your fund's long-term approach and painstaking research to find companies with strong fundamentals helped to significantly reduce its exposure to those problems and moderate the impact of the market slide.

For the six months ended June 30, 2002, Fundamental Investors had a negative return of 6.3%, with dividends reinvested. Although it is always painful to lose money, that return is less than half the 13.1% decline in the unmanaged Standard & Poor's 500 Composite Index and a fraction of the 25% loss for the unmanaged Nasdaq Composite Index. It is also better than the results of its two unmanaged peer-group benchmarks, the Lipper Large-Cap Value Fund Index, down 9.1%, and the Lipper Large-Cap Core Fund Index, down 12.4%./2/

While finding high-quality stocks with attractive dividends is a difficult task, we are pleased to report that your fund maintained its 10-cent quarterly income dividends in February and May - this represented an income return of 0.73% (1.46% annualized).

FOLLOWING A CONSISTENT APPROACH

True to the philosophy it has followed since inception, Fundamental Investors has concentrated on independent research by its own analysts to choose individual companies that have long-term growth potential at a reasonable price. This "bottom-up" style of stock picking has helped the fund better persevere against the bear market that began more than two years ago. Since the S&P 500's peak on March 24, 2000, until the end of the period, your fund declined by 17.4%, compared with the 33.0% drop in the S&P 500 and the devastating 70.5% plunge for Nasdaq.
Just as we did not get caught up in the inflated bull market by buying the overpriced stock of popular companies, we do not plan to change our investment approach now.

SEEKING STABILITY IN TRADITIONAL COMPANIES

In this difficult, uncertain environment, established companies in traditional industries such as basic resources, energy, chemicals and defense have done particularly well.

/1/ As measured by Standard & Poor's 500 Composite Index.
/2/ Fundamental Investors was recently reclassified by Lipper as a Large-Cap Value Fund (it was previously in the Multi-Cap Value category). This change was made by Lipper primarily due to an increase in the number of large-capitalization companies (defined by Lipper as those having market capitalizations greater than $10.3 billion) in the fund's portfolio.

Your fund sought refuge in such conservative, dividend-paying investments as utility company Dominion Resources, whose stock rose 10.1% for the period, and industrial giant Dow Chemical (+1.8%), both of which are significant holdings in the portfolio.

Energy companies also did well. Suncor Energy (+6.8%), a Canadian company that mines and extracts geologically created oil from Canadian oil sands, recently completed a major expansion of its oil production, boosting its results for the period. Norsk Hydro (+14.3%), a Norwegian company that produces oil and gas as well as mineral fertilizer and aluminum, was helped by its strong balance sheet, steady cash flow, solid management and low valuation relative to its peers.

Defense holdings Raytheon (+24.0%) and Lockheed Martin (+48.9%) benefited from the long-term trend of increased defense spending, which was further expanded after the terrorist attacks on September 11.

HEALTH CARE REMAINS WEAK

Pharmaceutical companies, however, did not fare as well. AstraZeneca (-9.6%), Eli Lilly and Co.
(-28.2%) and Pharmacia (-12.2%) continued to suffer from important products losing patent protection, problems with manufacturing, legislative pressure on pricing, and delays in the approval of new drugs by the Food and Drug Administration.

Still, we believe that companies with breakthrough products will continue to lead the market. For example, the anticipation of Gleevec, a new cancer drug designed to target only cancer cells while leaving healthy cells intact, helped push the stock of Novartis, the Swiss pharmaceutical firm, 21.5% higher for the period.

OPPORTUNITIES IN OTHER MARKETS

A significant shift in your fund's portfolio has been an increase in the percentage of non-U.S. holdings over the six-month period. We believe that the growing trade deficit will weaken the U.S. dollar, which will benefit companies whose revenues are derived mostly outside the United States.

By the end of June, 21.2% of the fund was invested in companies based outside the United States, up from 16.3% six months earlier. Four of Fundamental Investors' 10 largest holdings - AstraZeneca, Unilever, Suncor Energy and Norsk Hydro - are non-U.S. companies that we expect will benefit from this trend.

PUSHING FORWARD

The extent to which so many stocks became overvalued during the market's late-1990s speculative bubble probably means it will take some time to work off the excesses, and investor expectations going forward almost certainly need to be lowered. We believe, however, that the U.S. economy is resilient and that, over time, a recovery in corporate earnings will be reflected in stock market prices.

We are in a period where access to money and capital markets will remain difficult for companies that do not have highly bankable assets and prospects. Investors are demanding to see real businesses, real assets and real prospects for growth rather than wishful speculation.

Fundamental Investors, which has been managed by Capital Research and Management Company for 24 years, is well-equipped to find those investments. The fund has an extensive team of analysts who do their own, independent research. Capital Research, which has been managing mutual funds for 70 years, employs a unique system that combines the individual perspectives of multiple portfolio counselors.

It is this long-term focus, experience and research that have helped the fund to produce solid returns over many years. Over the past 10-year period, Fundamental Investors has posted an average annual compound return of 13.1%, surpassing the Lipper Large-Cap Value Fund Index's 11.1% return, the Lipper Large-Cap Core Fund Index's 10.2% return, the S&P 500's 11.4% return and Nasdaq's 10.0% return. Those margins may not appear substantial, but compounded over time, they have produced a significant difference.

We appreciate your continued support and look forward to reporting to you again in six months.

Sincerely,

/s/ James F. Rothenberg
James F. Rothenberg
Chairman

/s/ James E. Drasdo
James E. Drasdo
President

August 12, 2002


Fundamental Investors, Inc.


                                                                       Percent of
Largest industry holdings                                               net assets
Oil & Gas                                                                   10.33%
Pharmaceuticals                                                                9.54
Insurance                                                                      5.58
Media                                                                          5.16
Aerospace & Defense                                                            4.99



Fundamental Investors, Inc.
Investment portfolio, June 30, 2002



                                                                           Percent
                                                                            of net  Percent
Largest equity holdings                                                     assets  change*

AstraZeneca                                                                  2.32%  (9.60)%
Dow Chemical                                                                   1.85    1.78
Raytheon                                                                       1.83   23.96
Viacom                                                                         1.82    0.49
Unilever                                                                       1.71   12.48
Eli Lilly                                                                      1.61  (28.19)
Suncor Energy                                                                  1.60    6.83
Norsk Hydro                                                                    1.60   14.30
SBC Communications                                                             1.41  (22.13)
American International Group                                                   1.33  (14.07)

* Reflects change in market price for the six months ended June 30, 2002 (excludes dividends).

Fundamental Investors, Inc.
Investment portfolio, June 30, 2002                                                                    unaudited

                                                                                       Shares or          Market
                                                                                       principal           value
Equity securities (common and preferred stocks                                            amount           (000)
and convertible debentures)

OIL & GAS  -  10.33%
Suncor Energy Inc. (Canada)                                                            17,750,750    $    311,972
Norsk Hydro AS (ADR) (Norway)                                                           3,559,000         171,259
Norsk Hydro AS                                                                          2,934,600         140,078
Statoil ASA (Norway)                                                                   28,300,000         252,813
Phillips Petroleum Co.                                                                  2,900,000         170,752
Murphy Oil Corp.                                                                        1,844,000         152,130
LUKoil Holding (ADR) (Russia)                                                           2,250,000         146,362
Unocal Corp.                                                                            3,000,000         110,820
Unocal Capital Trust 6.25% convertible preferred 2026                                    $450,000          22,718
Exxon Mobil Corp.                                                                       3,000,000         122,760
ENI SpA (Italy)                                                                         7,500,000         119,371
Shell Canada Ltd. (Canada)                                                              3,273,200         119,055
Imperial Oil Ltd. (Canada)                                                              2,270,457          70,816
EnCana Corp. (formerly PanCanadian Energy Corp.) (Canada)                               1,846,800          56,512
TOTAL FINA ELF SA, Class B (France)                                                       300,000          48,802


PHARMACEUTICALS  -  9.54%
AstraZeneca PLC (United Kingdom)                                                        7,290,000         303,492
AstraZeneca PLC                                                                         2,000,000          82,957
AstraZeneca PLC (ADR)                                                                   1,600,766          65,631
Eli Lilly and Co.                                                                       5,565,000         313,866
Pharmacia Corp.                                                                         6,658,600         249,365
Novartis AG (Switzerland)                                                               3,906,000         172,107
Novartis AG (ADR)                                                                       1,148,601          50,343
Johnson & Johnson                                                                       2,783,200         145,450
Wyeth (formerly American Home Products Corp.)                                           2,472,200         126,577
Schering-Plough Corp.                                                                   3,500,000          86,100
Sanofi-Synthe+A106labo (France)                                                         1,150,000          70,096
Bristol-Myers Squibb Co.                                                                2,500,000          64,250
Merck & Co., Inc.                                                                       1,200,000          60,768
Pfizer Inc                                                                              1,400,000          49,000
Forest Laboratories, Inc.  (1)                                                            300,000          21,240


INSURANCE  -  5.58%
American International Group, Inc.                                                      3,800,000         259,274
Berkshire Hathaway Inc., Class A  (1)                                                       3,550         237,140
Allstate Corp.                                                                          4,800,000         177,504
XL Capital Ltd., Class A                                                                1,500,000         127,050
AMP Ltd. (Australia)                                                                    7,082,539          62,227
Aon Corp.                                                                               2,000,000          58,960
21st Century Insurance Group                                                            2,993,500          56,876
Chubb Corp.                                                                               748,000          52,958
Travelers Property Casualty Corp. 4.50%                                                $1,286,000          30,414
convertible subordinated note 2032
Marsh & McLennan Companies, Inc.                                                          240,600          23,242
Prudential Financial Capital Trust I 6.75%                                                $70,000           4,032
convertible preferred 2004, units


MEDIA  -  5.16%
Viacom Inc., Class B, nonvoting  (1)                                                    6,128,500         271,922
Viacom Inc., Class A  (1)                                                               1,850,000          82,251
AOL Time Warner Inc.  (1)                                                              15,940,000         234,477
News Corp. Ltd., preferred (ADR) (Australia)                                            6,200,000         122,450
News Corp. Ltd. (ADR)                                                                   3,150,000          72,229
Dow Jones & Co., Inc.                                                                   2,300,000         111,435
Clear Channel Communications, Inc.  (1)                                                 1,498,100          47,969
Comcast Corp., Class A, special stock, nonvoting  (1)                                   2,000,000          47,680
Adelphia Communications Corp. 6.00%                                                   $86,000,000           7,310
convertible subordinated notes 2006 (2)
Interpublic Group of Companies, Inc. 1.87%                                             $8,168,000           6,391
convertible subordinated notes 2006 (3)
United Pan-Europe Communications NV, convertible                                            1,120           2,543
preferred (Netherlands) (1)(3) (4)
United Pan-Europe Communications NV, warrants,                                            543,826               0
expire 2007 (1) (4)


AEROSPACE & DEFENSE  -  4.99%
Raytheon Co.                                                                            7,332,732         298,809
RC Trust I 8.25% convertible preferred 2006, units                                       $890,000          58,962
Lockheed Martin Corp.                                                                   3,211,900         223,227
Northrop Grumman Corp.                                                                  1,000,000         125,000
Northrop Grumman Corp. 7.25% convertible                                                 $369,690          48,988
preferred 2004, units
Boeing Co.                                                                              3,151,700         141,826
Honeywell International Inc.                                                            2,200,000          77,506


ELECTRIC UTILITIES  -  4.69%
Dominion Resources, Inc.                                                                3,620,600         239,684
TXU Corp.                                                                               4,170,800         215,005
Exelon Corp.                                                                            3,550,000         185,665
DTE Energy Co.                                                                          1,906,900          85,124
Constellation Energy Group, Inc.                                                        1,619,300          47,510
Edison International  (1)                                                               2,425,600          41,235
FPL Group, Inc.                                                                           600,000          35,994
Xcel Energy Inc.                                                                        1,800,000          30,186
American Electric Power Co., Inc.                                                         702,100          28,098
Entergy Corp.                                                                             150,000           6,366


BANKS  -  3.97%
FleetBoston Financial Corp.                                                             4,830,000         156,250
National City Corp.                                                                     3,850,000         128,012
Allied Irish Banks, PLC (Ireland)                                                       8,871,485         117,103
Cullen/Frost Bankers, Inc.                                                              2,550,000          91,672
BANK ONE CORP.                                                                          2,200,000          84,656
Sumitomo Mitsui Banking Corp. (Japan)                                                  15,000,000          73,351
KeyCorp                                                                                 2,500,000          68,250
Bank of America Corp.                                                                     800,000          56,288


DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.56%
SBC Communications Inc.                                                                 9,000,000         274,500
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                   4,500,000         144,360
AT&T Corp.                                                                             13,400,000         143,380
Sprint FON Group                                                                        6,600,000          70,026
NTL Communications Corp. 6.75% convertible                                            $83,000,000          24,900
notes 2008 (3)  (2)
NTL Inc. 5.75% convertible subordinated notes 2009 (2)                                $65,000,000           7,800
Swisscom AG (Switzerland)                                                                  89,181          25,997
Qwest Trends Trust 5.75% convertible                                                      370,500           3,149
preferred 2003  (3)


FOOD PRODUCTS  -  3.53%
Unilever NV (New York registered) (Netherlands)                                         5,130,000         332,424
H.J. Heinz Co.                                                                          2,200,000          90,420
Kellogg Co.                                                                             2,400,000          86,064
Sara Lee Corp.                                                                          4,000,000          82,560
General Mills, Inc.                                                                     1,404,200          61,897
Archer Daniels Midland Co.                                                              2,715,200          34,727


CHEMICALS  -  2.83%
Dow Chemical Co.                                                                       10,502,400         361,073
E.I. du Pont de Nemours and Co.                                                         3,000,000         133,200
Air Products and Chemicals, Inc.                                                        1,000,000          50,470
Syngenta AG (Switzerland)                                                                  98,414           5,926
Syngenta AG (ADR)                                                                         133,740           1,626


INDUSTRIAL CONGLOMERATES  -  2.80%
3M Co. (formerly Minnesota Mining and Manufacturing Co.)                                1,700,000         209,100
General Electric Co.                                                                    4,700,000         136,535
Siemens AG (Germany)                                                                    2,000,000         120,224
Tyco International Ltd.                                                                 6,000,000          81,060


SPECIALTY RETAIL  -  2.61%
Limited Brands, Inc. (formerly Limited Inc.)                                           12,110,000         257,943
Lowe's Companies, Inc.                                                                  5,550,000         251,970


DIVERSIFIED FINANCIALS  -  2.54%
J.P. Morgan Chase & Co.                                                                 7,400,000         251,008
Fannie Mae                                                                              1,917,800         141,438
Household International, Inc.                                                           1,700,000          84,490
Principal Financial Group, Inc.  (1)                                                      597,600          18,526


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.30%
Texas Instruments Inc.                                                                 10,463,024         247,974
Maxim Integrated Products, Inc.  (1)                                                    1,500,000          57,495
National Semiconductor Corp.  (1)                                                       1,750,000          51,048
Cypress Semiconductor Corp.  (1)                                                        3,225,000          48,956
PMC-Sierra, Inc.  (1)                                                                   3,250,000          30,128
Semtech Corp. 4.50% convertible subordinated                                           $8,000,000           7,810
notes 2007 (3)
Semtech Corp. 4.50% convertible subordinated notes 2007                                $2,000,000           1,953
Vitesse Semiconductor Corp.  (1)                                                        1,300,000           4,043


PAPER & FOREST PRODUCTS  -  2.28%
International Paper Co.                                                                 3,000,000         130,740
Weyerhaeuser Co.                                                                        2,025,000         129,296
Norske Skogindustrier ASA, Class A (Norway)                                             6,566,900         122,582
Bowater Inc.                                                                              700,000          38,059
Georgia-Pacific Corp., Georgia-Pacific Group                                              958,640          23,563


METALS & MINING  -  2.22%
Alcoa Inc.                                                                              4,453,900         147,647
BHP Billiton Ltd. (Australia)                                                          23,945,030         138,904
Fording Inc. (Canada)                                                                   2,360,188          44,867
Phelps Dodge Corp.  (1)                                                                   965,620          39,784
Rio Tinto PLC (United Kingdom)                                                          2,000,000          36,744
Massey Energy Co.                                                                       2,011,700          25,549


COMPUTERS & PERIPHERALS  -  2.18%
International Business Machines Corp.                                                   2,100,000         151,200
Hewlett-Packard Co. (formerly Compaq Computer                                           7,565,000         115,593
Corp. and Hewlett-Packard Co.)
Fujitsu Ltd. (Japan)                                                                   10,000,000          69,882
Sun Microsystems, Inc.  (1)                                                             9,833,400          49,265
Dell Computer Corp.  (1)                                                                1,550,000          40,517


MACHINERY  -  1.94%
Deere & Co.                                                                             3,351,100         160,518
Parker Hannifin Corp.                                                                   2,400,000         114,696
Caterpillar Inc.                                                                        2,100,000         102,795


ROAD & RAIL  -  1.87%
Canadian Pacific Railway Ltd. (Canada)                                                  5,959,000         146,115
Union Pacific Corp.                                                                     1,900,000         120,232
Union Pacific Capital Trust 6.25% TIDES                                                   160,000           8,250
convertible preferred 2028  (3)
Burlington Northern Santa Fe Corp.                                                      3,007,600          90,228


BEVERAGES  -  1.59%
Coca-Cola Co.                                                                           3,500,000         196,000
Anheuser-Busch Companies, Inc.                                                          1,500,000          75,000
PepsiCo, Inc.                                                                             800,000          38,560


MULTI-UTILITIES & UNREGULATED POWER  -  1.56%
Duke Energy Corp.                                                                       6,994,200         217,520
Duke Energy Corp. 8.25% convertible                                                      $338,000           7,605
preferred 2004, units
Questar Corp.                                                                           3,000,000          74,100
Williams Companies, Inc.                                                                1,000,000           5,990


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.46%
Sanmina Corp. 0% convertible subordinated                                            $166,000,000          60,590
debenture 2020
SCI Systems, Inc. 3.00% convertible subordinated                                      $54,500,000          38,423
debentures 2007
Sanmina-SCI Corp.  (1)                                                                  3,960,000          24,988
Agilent Technologies, Inc.  (1)                                                         3,000,000          70,950
Agilent Technologies, Inc. 3.00% convertible                                          $10,370,000          10,590
debentures 2021 (3)  (5)
Jabil Circuit, Inc.  (1)                                                                2,500,000          52,775
Solectron Corp. 7.25% convertible preferred 2004, units                                $1,200,000          21,432
DDi Corp. 5.25% convertible subordinated note 2008                                    $10,000,000           4,300


ENERGY EQUIPMENT & SERVICES  -  1.30%
Baker Hughes Inc.                                                                       4,800,000         159,792
Halliburton Co.                                                                         5,900,000          94,046


AIR FREIGHT & LOGISTICS  -  1.15%
United Parcel Service, Inc., Class B                                                    2,754,600         170,097
FedEx Corp.                                                                             1,000,000          53,400


SOFTWARE  -  1.13%
Microsoft Corp.  (1)                                                                    3,500,000         191,450
Intuit Inc.  (1)                                                                          600,000          29,832


AUTOMOBILES  -  1.07%
General Motors Corp.                                                                    3,800,000         203,110
Honda Motor Co., Ltd. (Japan)                                                             128,100           5,204


HOUSEHOLD PRODUCTS  -  0.90%
Colgate-Palmolive Co.                                                                   3,500,000         175,175


COMMUNICATIONS EQUIPMENT  -  0.83%
Motorola, Inc.                                                                          6,000,000          86,520
Motorola, Inc. 7.00% convertible preferred 2004, units                                   $400,000          18,348
Cisco Systems, Inc.  (1)                                                                2,730,000          38,084
Corning Inc.                                                                            3,868,000          13,731
Corning Inc. 3.50% convertible debentures 2008                                         $8,000,000           5,537


FOOD & DRUG RETAILING  -  0.74%
Walgreen Co.                                                                            3,022,300         116,751
Albertson's, Inc.                                                                         898,550          27,370


TOBACCO  -  0.72%
Philip Morris Companies Inc.                                                            3,200,000         139,776


REAL ESTATE  -  0.57%
Equity Residential (formerly Equity Residemtial                                         2,700,000          77,625
Properties Trust)
Unibail (France)                                                                          435,000          26,902
Plum Creek Timber Co., Inc.                                                               205,500           6,309


PERSONAL PRODUCTS  -  0.56%
Gillette Co.                                                                            3,200,000         108,384


AIRLINES  -  0.53%
Continental Airlines, Inc., Class B  (1)                                                2,675,000          42,212
Delta Air Lines, Inc.                                                                   1,900,000          38,000
Southwest Airlines Co.                                                                  1,500,000          24,240


COMMERCIAL SERVICES & SUPPLIES  -  0.49%
Sabre Holdings Corp., Class A  (1)                                                      2,045,304          73,222
Ceridian Corp.  (1)                                                                     1,200,000          22,776


MULTILINE RETAIL  -  0.47%
May Department Stores Co.                                                               2,800,000          92,204


CONSTRUCTION & ENGINEERING  -  0.39%
Fluor Corp.                                                                             1,866,200          72,688
Foster Wheeler Ltd. 6.50% convertible                                                 $15,000,000           3,786
subordinated notes 2007 (3)


GAS UTILITIES  -  0.31%
KeySpan Corp.                                                                           1,584,000          59,638


OTHER  -  0.99%
Yahoo  Inc.  (1)                                                                        2,836,300          41,864
CP Ships Ltd. (Canada)                                                                  3,554,500          36,256
Genentech, Inc.  (1)                                                                    1,000,000          33,500
Electronic Data Systems Corp.                                                             600,000          22,290
Electronic Data Systems Corp. 7.625%                                                     279,600           10,401
FELINE PRIDES 2004
Applera Corp. - Applied Biosystems Group                                                1,330,200          25,926
Chesapeake Corp.  (6)                                                                     859,100          22,620


Miscellaneous  -  2.02%
Other equity securities in initial period of acquisition                                                  395,008

Total equity securities (cost: $17,997,694,000)                                                        18,284,686


                                                                                       Principal          Market
                                                                                          amount           value
Bonds & notes                                                                              (000)           (000)

AIRLINES  -  0.61%
Northwest Airlines, Inc.:
 8.875% 2006                                                                              $34,570         $31,459
 7.625% 2005                                                                               32,360          29,771
1 8.52% 2004                                                                               24,540          22,822
Continental Airlines, Inc. 8.00% 2005                                                      28,600          24,596
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016 (7)                                     11,500          10,925


MEDIA  -  0.57%
Charter Communications Holdings, LLC:
 8.25% 2007                                                                                50,000          33,500
 Charter Communications Holdings Capital                                                   28,500          19,380
Corp. 10.00% 2011 (3)
 Charter Communications Holdings Capital Corp. 10.00% 2011                                 22,000          14,960
United Pan-Europe Communications NV:
 10.875% 2009 (2)                                                                         119,615          15,550
 11.50% 2010 (2)                                                                           30,575           3,975
 11.25% 2010 (2)                                                                           30,175           3,923
 0%/13.75% 2010 (8)                                                                        33,950           2,886
 Series B, 11.25% 2009 (2)                                                                 15,250           1,982
Cablevision Industries Corp. 9.875% 2013                                                   10,000           7,450
Time Warner Inc. 10.15% 2012                                                                6,000           6,841


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.47%
NTL Inc. :
 11.50% 2006                                                                               96,120          25,472
 12.75% 2005  (2)                                                                          38,750          10,269
NTL Communications Corp: (2)
 11.50% 2008                                                                              111,687          29,597
 11.875% 2010                                                                               6,950           1,842
Comcast UK Cable Partners Ltd. 11.20% 2007                                                 19,570          17,613
Diamond Cable Communications PLC 11.75% 2005                                               14,945           3,886
Qwest Capital Funding, Inc. 7.25% 2011                                                      5,000           2,750
Sprint Capital Corp. 7.125% 2006                                                            1,000             879


WIRELESS TELECOMMUNICATION SERVICES  -  0.01%
AT&T Wireless Services, Inc. 7.50% 2007                                                     3,000           2,581

Total bonds & notes (cost: $582,986,000)                                                                  324,909


                                                                                       Principal          Market
                                                                                          amount           value
Short-term securities                                                                      (000)           (000)

Corporate short-term notes  -  2.50%
Park Avenue Receivables Corp. 1.78%-1.79%                                                 $62,000         $61,966
due 7/8-7/15/2002 (3)
Executive Jet Inc. 1.77% due 8/2-8/8/2002 (3)                                              52,500          52,407
Triple-A One Funding Corp. 1.78% due 7/12-7/17/2002 (3)                                    50,000          49,964
Wal-Mart Stores, Inc. 1.72%-1.75% due 7/16-8/6/2002 (3)                                    50,000          49,936
Edison Asset Securitization LLC 1.75%-1.78%                                                50,000          49,935
due 7/10-8/16/2002 (3)
Corporate Asset Funding Co. Inc. 1.76%-1.77%                                               48,500          48,434
due 7/1-8/22/2002 (3)
Motiva Enterprises LLC 1.74%-1.75% due 7/2-7/25/2002                                       40,000          39,962
Schlumberger Technology Corp. 1.76%-1.78% due 9/9/2002 (3)                                 40,000          39,856
SBC Communications Inc. 1.77% due 7/19/2002 (3)                                            26,600          26,575
Harvard University 1.75% due 7/22/2002                                                     25,000          24,973
Johnson & Johnson 1.75% due 10/15-10/17/2002 (3)                                           25,000          24,863
Kraft Foods Inc. 1.85% due 7/15/2002                                                       19,700          19,685


Federal agency discount notes  -  1.94%
Fannie Mae 1.69%-1.87% due 7/3-9/11/2002                                                  177,633         177,263
Federal Home Loan Banks 1.72%-1.81% due 7/3-12/20/2002                                    132,600         132,090
Freddie Mac 1.74%-1.90% due 7/1-8/29/2002                                                  54,500          54,434
Federal Farm Credit Banks 1.73%-1.75% due 8/14-8/19/2002                                   14,395          14,361


Total short-term securities (cost: $866,726,000)                                                          866,704


Total investment securities (cost: $19,447,406,000)                                                   19,476,299
Excess of cash and receivables over payables                                                              40,202

Net assets                                                                                           $19,516,501

(1) Non-income-producing security.
(2) Company not making interest payments;
    bankruptcy proceedings pending.
(3) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under procedures adopted by authority of the Board of Directors.
(5) Coupon rate may change periodically.
(6) The fund owns 5.67% of the outstanding voting securities of Chesapeake Corp., and thus is considered an affiliate of this company under the Investment
Company Act of 1940.
(7) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(8) Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts

See Notes to Financial Statements

Equity securities appearing in the portfolio since December 31, 2001:
Aon
Archer Daniels Midland
CP Ships
Exxon Mobil
Fording
Fujitsu
Genentech
Halliburton
LUKoil Holding
Merck
Northrop Grumman
Philip Morris Companies
Principal Financial Group
Prudential Financial Capital Trust I
Raytheon
Rio Tinto
Sanofi-Synthelabo
Statoil
Swisscom
TOTAL FINA ELF
Travelers Property Casualty
Unibail


Equity securities eliminated from the portfolio since December 31, 2001:
AMR
Applera  - Celera Genomics Group
Applied Materials
Arbitron
ASM Lithography
Burr-Brown
Capital One Financial
Cardinal Health
Cendant
ChevronTexaco
CMS Energy
Crown Castle International
Delphi Automotive Systems
Elan
EMC
E.W. Scripps
Federated Department Stores
Fox Entertainment Group
Gannett
Illinois Tool Works
Infineon Technologies
Investor
Knight-Ridder
Lexmark International
LSI Logic
Lucent Technologies
Nortel Networks
Plumcreek Equity Residential
Royal Bank of Canada
Royal Caribbean Cruises
Southern
Sunoco
Telefonaktiebolaget LM Ericsson
Tribune
Tupperware
Vodafone Group
Wachovia

Fundamental Investors
Financial statements
(dollars and shares in thousands,
except per- share amounts)
Statement of assets and liabilities                                                    unaudited
at June 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $19,418,940)                              $19,453,679
  Affiliated issuers (cost: $28,466)                                         22,620  $19,476,299
 Cash                                                                                         80
 Receivables for:
  Sales of investments                                                      142,657
  Sales of fund's shares                                                     22,103
  Dividends and interest                                                     59,828      224,588
                                                                                      19,700,967
Liabilities:
 Payables for:
  Purchases of investments                                                  142,030
  Repurchases of fund's shares                                               30,530
  Investment advisory services                                                4,464
  Services provided by affiliates                                             6,327
  Deferred Directors' compensation                                              877
  Other fees and expenses                                                       238      184,466
Net assets at June 30, 2002                                                          $19,516,501

Net assets consist of:
 Capital paid in on shares of capital stock                                          $19,923,299
 Undistributed net investment income                                                      58,734
 Accumulated net realized loss                                                          (494,770)
 Net unrealized appreciation                                                              29,238
Net assets at June 30, 2002                                                          $19,516,501

Total authorized capital stock -
1,000,000 shares, $1.00 par value
                                                                                       Net asset
                                                                             Shares    value per
                                                            Net assets  outstanding    share (1)

Class A                                                    $18,268,482      715,760        $25.52
Class B                                                        700,911       27,504         25.48
Class C                                                        272,401       10,695         25.47
Class F                                                        198,113        7,763         25.52
Class 529-A                                                     24,527          961         25.52
Class 529-B                                                      4,656          183         25.53
Class 529-C                                                      6,873          269         25.52
Class 529-E                                                        651           26         25.52
Class R-1                                                            2           -*         25.52
Class R-2                                                          180            7         25.50
Class R-3                                                          203            8         25.51
Class R-5                                                       39,502        1,547         25.53

*Amount less than one thousand.
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $27.08 for each.

See Notes to Financial Statements
(dollars in thousands)
Statement of operations                                                                unaudited
for the six months ended June 30, 2002
Investment income:
 Income:
  Dividends (net of non-U.S. withholding
  tax of $7,396; also includes $378 from affiliates)                       $188,024

  Interest                                                                   52,623     $240,647

 Fees and expenses:
  Investment advisory services                                               27,691
  Distribution services                                                      29,007
  Transfer agent services                                                    11,832
  Administrative services                                                       433
  Reports to shareholders                                                       409
  Registration statement and prospectus                                         941
  Postage, stationery and supplies                                            1,304
  Directors' compensation                                                        96
  Auditing and legal                                                             55
  Custodian                                                                     635
  State and local taxes                                                           1
  Other                                                                          11       72,415
 Net investment income                                                                   168,232

Net realized loss and unrealized depreciation
 on investments and non-U.S. currency:
 Net realized loss on:
  Investments                                                              (102,468)
  Non-U.S. currency transactions                                               (305)    (102,773)
 Net unrealized (depreciation) appreciation on:
  Investments                                                            (1,393,911)
  Non-U.S. currency translations                                                334   (1,393,577)
   Net realized loss and unrealized depreciation
    on investments and non-U.S. currency                                              (1,496,350)
Net decrease in net assets resulting
 from operations                                                                     $(1,328,118)


See Notes to Financial Statements



(dollars in thousands)

Statement of changes in net assets

                                                                         Six months
                                                                              ended   Year ended
                                                                           June 30, December 31,
                                                                              2002*          2001
Operations:
 Net investment income                                                     $168,232     $280,256
 Net realized loss on investments and
  non-U.S. currency transactions                                           (102,773)    (390,224)
 Net unrealized depreciation
  on investments and non-U.S. currency translations                      (1,393,577)  (1,965,426)
  Net decrease in net assets
   resulting from operations                                             (1,328,118)  (2,075,394)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                     (147,961)    (278,297)
  Distributions from net realized gain
   on investments                                                                 -     (249,746)
    Total dividends and distributions paid
     to shareholders                                                       (147,961)    (528,043)

Capital share transactions                                                  652,311    2,773,023

Total (decrease) increase in net assets                                    (823,768)     169,586

Net assets:
 Beginning of period                                                     20,340,269   20,170,683
 End of period (including undistributed
  net investment income: $58,734 and $38,463,
  respectively)                                                         $19,516,501  $20,340,269

*Unaudited

See Notes to Financial Statements


Notes to financial statements     unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS                  INITIAL        CONTINGENT DEFERRED SALES      CONVERSION FEATURE
                             SALES          CHARGE UPON REDEMPTION
                             CHARGE

Class A and                  Up to          None                           None
Class 529-A                  5.75%

Class B and                  None           Declines from 5% to zero       Class B and Class 529-B
Class 529-B                                 for redemptions within         convert to Class A and Class
                                            six years of purchase          529-A, respectively, after
                                                                           eight years

Class C                      None           1% for redemptions within      Class C converts to Class F
                                            one year of purchase           after 10 years

Class 529-C                  None           1% for redemptions within      None
                                            one year of purchase

Class 529-E                  None           None                           None

Class F and                  None           None                           None
Class 529-F*

Class R-1, Class R-2,        None           None                           None
Class R-3, Class R-4*                                                      * As of June 30, 2002, there were no Class 529-F or Class
R-4 shares outstanding.
and Class R-5


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.  FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2002, the cost of investment securities for federal income tax purposes was $19,459,128,000.

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                    (dollars in thousands)

Undistributed net investment income and currency gains              $63,893

Accumulated short-term losses                                       (436,635)

Accumulated long-term losses                                        (45,586)

Gross unrealized appreciation                                       2,563,649

Gross unrealized depreciation                                       (2,546,478)


Accumulated short-term losses above include a capital loss carryforward of $95,779,000 expiring in 2009. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows (dollars in thousands):


Six months ended June 30, 2002
Share class
                                                               Distributions
                                                                from ordinary
                                                                       income
                                                               Net investment
                                                                   income and        Short-term
                                                               currency gains     capital gains
Class A                                                          $    143,225               -
Class B                                                                 2,528               -
Class C                                                                   819               -
Class F                                                                 1,317               -
Class 529-A(1)                                                             60               -
Class 529-B(1)                                                              4               -
Class 529-C(1)                                                              7               -
Class 529-E(1)                                                              1               -
Total                                                            $    147,961               -


                                                                Distributions
                                                                         from
                                                                    long-term             Total
                                                                      capital    distributions
                                                                        gains              paid
Class A                                                                   -        $    143,225
Class B                                                                   -               2,528
Class C                                                                   -                 819
Class F                                                                   -               1,317
Class 529-A(1)                                                            -                  60
Class 529-B(1)                                                            -                   4
Class 529-C(1)                                                            -                   7
Class 529-E(1)                                                            -                   1
Total                                                                     -        $    147,961



Year ended December 31, 2001
Share class
                                                               Distributions
                                                                from ordinary
                                                                       income
                                                               Net investment
                                                                   income and        Short-term
                                                               currency gains     capital gains
Class A                                                          $    273,343               -
Class B                                                                 3,448               -
Class C(2)                                                                578               -
Class F(2)                                                                928               -
Total                                                            $    278,297               -


                                                                Distributions
                                                                         from
                                                                    long-term             Total
                                                                      capital    distributions
                                                                        gains              paid
Class A                                                          $    245,208      $    518,551
Class B                                                                 4,538             7,986
Class C(2)                                                                -                 578
Class F(2)                                                                -                 928
Total                                                            $    249,746      $    528,043

(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning
 February 15, 2002.
(2) Class C and Class F shares were offered beginning March 15, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.246% on such assets in excess of $27 billion. For the six months ended June 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.271% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

SHARE CLASS                                   CURRENTLY APPROVED LIMITS              PLAN LIMITS

Class A                                       0.25%                                  0.25%

Class 529-A                                   0.25                                   0.50

Class B and Class 529-B                       1.00                                   1.00

Class C, Class 529-C and Class R-1            1.00                                   1.00

Class R-2                                     0.75                                   1.00

Class 529-E and Class R-3                     0.50                                   0.75

Class F, Class 529-F and Class R-4            0.25                                   0.50


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2002, unreimbursed expenses which remain subject to reimbursement totaled $886,000 and $6,000 for Class A and Class 529-A, respectively.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended June 30, 2002, were as follows (dollars in thousands):

SHARE CLASS       DISTRIBUTION SERVICES          TRANSFER AGENT SERVICES       ADMINISTRATIVE SERVICES

Class A           $24,024                        $11,356                       Not applicable

Class B            3,485                          476                          Not applicable

Class C            1,236                         Included in                   $244

Class F            228                           administrative                 162

Class 529-A        12                            services                       13

Class 529-B        9                                                            3

Class 529-C        13                                                           4

Class 529-E        -*                                                           -*

Class R-1          -*                                                           -*

Class R-2          -*                                                           -*

Class R-3          -*                                                           -*

Class R-5         Not applicable                                                7


* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

 5. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended June 30, 2002
Share class


                                                                         Sales(1)
                                                                           Amount      Shares
Class A                                                            $    1,554,913      57,121
Class B                                                                   130,770       4,814
Class C                                                                   101,870       3,752
Class F                                                                    73,676       2,709
Class 529-A(2)                                                             26,345         962
Class 529-B(2)                                                              5,000         183
Class 529-C(2)                                                              7,349         270
Class 529-E(2)                                                                693          26
Class R-1(3)                                                                    2         -*
Class R-2(3)                                                                  195           7
Class R-3(3)                                                                  208           8
Class R-5(3)                                                               43,848       1,588
Total net increase (decrease) in fund                              $    1,944,869      71,440

                                                                    Reinvestments
                                                                 of dividends and
                                                                    distributions
                                                                           Amount      Shares
Class A                                                            $      134,681       4,990
Class B                                                                     2,438          90
Class C                                                                       790          29
Class F                                                                     1,162          43
Class 529-A(2)                                                                 60           2
Class 529-B(2)                                                                  4         -*
Class 529-C(2)                                                                  7         -*
Class 529-E(2)                                                                  1         -*
Class R-1(3)                                                                  -           -
Class R-2(3)                                                                  -           -
Class R-3(3)                                                                  -           -
Class R-5(3)                                                                  -           -
Total net increase (decrease) in fund                              $      139,143       5,154

                                                                   Repurchases(1)
                                                                           Amount      Shares
Class A                                                            $   (1,368,408)    (50,664)
Class B                                                                   (33,268)     (1,237)
Class C                                                                   (13,281)       (495)
Class F                                                                   (15,508)       (574)
Class 529-A(2)                                                                (89)         (3)
Class 529-B(2)                                                                (11)        -*
Class 529-C(2)                                                                (15)         (1)
Class 529-E(2)                                                                 (3)        -*
Class R-1(3)                                                                  -           -
Class R-2(3)                                                                   (8)        -*
Class R-3(3)                                                                  -           -
Class R-5(3)                                                               (1,110)        (41)
Total net increase (decrease) in fund                              $   (1,431,701)    (53,015)


                                                                    Net increase
                                                                           Amount      Shares
Class A                                                            $      321,186      11,447
Class B                                                                    99,940       3,667
Class C                                                                    89,379       3,286
Class F                                                                    59,330       2,178
Class 529-A(2)                                                             26,316         961
Class 529-B(2)                                                              4,993         183
Class 529-C(2)                                                              7,341         269
Class 529-E(2)                                                                691          26
Class R-1(3)                                                                    2         -*
Class R-2(3)                                                                  187           7
Class R-3(3)                                                                  208           8
Class R-5(3)                                                               42,738       1,547
Total net increase (decrease) in fund                              $      652,311      23,579

Year ended December 31, 2001
Share class


                                                                         Sales+C2
                                                                           Amount      Shares
Class A                                                            $    4,166,164     144,622
Class B                                                                   452,377      15,660
Class C(4)                                                                218,365       7,735
Class F(4)                                                                168,420       6,008
Total net increase (decrease) in fund                              $    5,005,326     174,025

                                                                    Reinvestments
                                                                 of dividends and
                                                                    distributions
                                                                           Amount      Shares
Class A                                                            $      490,005      16,799
Class B                                                                     7,738         267
Class C(4)                                                                    555          20
Class F(4)                                                                    839          30
Total net increase (decrease) in fund                              $      499,137      17,116

                                                                   Repurchases(1)
                                                                           Amount      Shares
Class A                                                            $   (2,663,924)    (94,907)
Class B                                                                   (46,247)     (1,695)
Class C(4)                                                                 (9,224)       (346)
Class F(4)                                                                (12,045)       (453)
Total net increase (decrease) in fund                              $   (2,731,440)    (97,401)

                                                                    Net increase
                                                                           Amount      Shares
Class A                                                            $    1,992,245      66,514
Class B                                                                   413,868      14,232
Class C(4)                                                                209,696       7,409
Class F(4)                                                                157,214       5,585
Total net increase (decrease) in fund                              $    2,773,023      93,740


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
 February 15, 2002.
(3) Class R-1, Class R-2, Class R-3 and
Class R-5 shares were offered beginning
 May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2002, the total value of restricted securities was $490,735,000, which represents 2.51% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,721,824,000 and $3,875,140,000, respectively, during the six months ended June 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2002, the custodian fee of $635,000 includes $6,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights






                                                                   Net asset
                                                                       value,
                                                                    beginning
                                                                    of period
Class A:
 Six months ended 6/30/2002 (2)                                   $     27.45
 Year ended 12/31/2001                                                   31.16
 Year ended 12/31/2000                                                   32.59
 Year ended 12/31/1999                                                   28.92
 Year ended 12/31/1998                                                   27.40
 Year ended 12/31/1997                                                   24.54
Class B:
 Six months ended 6/30/2002 (2)                                          27.40
 Year ended 12/31/2001                                                   31.12
 Period from 3/15/2000 to 12/31/2000                                     31.93
Class C:
 Six months ended 6/30/2002 (2)                                          27.39
 Period from 3/15/2001 to 12/31/2001                                     28.52
Class F:
 Six months ended 6/30/2002 (2)                                          27.44
 Period from 3/15/2001 to 12/31/2001                                     28.56
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                  26.71
Class 529-B:
 Period from 2/19/2002 to 6/30/2002 (2)                                  26.27
Class 529-C:
 Period from 2/15/2002 to 6/30/2002 (2)                                  26.71
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                   28.13
Class R-1:
 Period from 6/19/2002 to 6/30/2002 (2)                                  26.04
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                  27.39
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                   26.66
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                  27.62

                                                                       Income
                                                                         from
                                                                   investment
                                                                   operations
                                                                                     Net (losses)
                                                                                         gains on
                                                                                       securities            Total
                                                                         Net       (both realized            from
                                                                   investment                 and       investment
                                                                   income (3)     unrealized) (3)       operations
Class A:
 Six months ended 6/30/2002 (2)                                          $.23              $(1.96)          $(1.73)
 Year ended 12/31/2001                                                    .40               (3.34)           (2.94)
 Year ended 12/31/2000                                                    .42                 .90             1.32
 Year ended 12/31/1999                                                    .41                6.45             6.86
 Year ended 12/31/1998                                                    .42                4.09             4.51
 Year ended 12/31/1997                                                    .41                6.00             6.41
Class B:
 Six months ended 6/30/2002 (2)                                           .12               (1.94)           (1.82)
 Year ended 12/31/2001                                                    .18               (3.34)           (3.16)
 Period from 3/15/2000 to 12/31/2000                                      .15                1.02             1.17
Class C:
 Six months ended 6/30/2002 (2)                                           .12               (1.95)           (1.83)
 Period from 3/15/2001 to 12/31/2001                                      .11               (1.13)           (1.02)
Class F:
 Six months ended 6/30/2002 (2)                                           .22               (1.95)           (1.73)
 Period from 3/15/2001 to 12/31/2001                                      .28               (1.12)            (.84)
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                   .16               (1.16)           (1.00)
Class 529-B:
 Period from 2/19/2002 to 6/30/2002 (2)                                   .08                (.71)            (.63)
Class 529-C:
 Period from 2/15/2002 to 6/30/2002 (2)                                   .08               (1.16)           (1.08)
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                    .11               (2.65)           (2.54)
Class R-1:
 Period from 6/19/2002 to 6/30/2002 (2)                                   .02                (.54)            (.52)
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                   .03               (1.92)           (1.89)
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                    .03               (1.18)           (1.15)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                   .06               (2.15)           (2.09)

                                                                    Dividends
                                                                          and
                                                                distributions


                                                                    Dividends
                                                                    (from net       Distributions
                                                                   investment       (from capital            Total
                                                                      income)              gains)    distributions
Class A:
 Six months ended 6/30/2002 (2)                                        $(0.20)                  -           $(0.20)
 Year ended 12/31/2001                                                   (.40)               (.37)            (.77)
 Year ended 12/31/2000                                                   (.40)              (2.35)           (2.75)
 Year ended 12/31/1999                                                   (.40)              (2.79)           (3.19)
 Year ended 12/31/1998                                                   (.40)              (2.59)           (2.99)
 Year ended 12/31/1997                                                   (.42)              (3.13)           (3.55)
Class B:
 Six months ended 6/30/2002 (2)                                          (.10)                  -             (.10)
 Year ended 12/31/2001                                                   (.19)               (.37)            (.56)
 Period from 3/15/2000 to 12/31/2000                                     (.13)              (1.85)           (1.98)
Class C:
 Six months ended 6/30/2002 (2)                                          (.09)                  -             (.09)
 Period from 3/15/2001 to 12/31/2001                                     (.11)                  -             (.11)
Class F:
 Six months ended 6/30/2002 (2)                                          (.19)                  -             (.19)
 Period from 3/15/2001 to 12/31/2001                                     (.28)                  -             (.28)
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                  (.19)                  -             (.19)
Class 529-B:
 Period from 2/19/2002 to 6/30/2002 (2)                                  (.11)                  -             (.11)
Class 529-C:
 Period from 2/15/2002 to 6/30/2002 (2)                                  (.11)                  -             (.11)
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                   (.07)                  -             (.07)
Class R-1:
 Period from 6/19/2002 to 6/30/2002 (2)                                     -                   -                -
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                     -                   -                -
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                      -                   -                -
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                     -                   -                -



                                                                   Net asset                           Net assets,
                                                                   value, end              Total     end of period
                                                                    of period           return(4)    (in millions)
Class A:
 Six months ended 6/30/2002 (2)                                   $     25.52             (6.34)%          $18,268
 Year ended 12/31/2001                                                  27.45               (9.55)           19,331
 Year ended 12/31/2000                                                  31.16                4.27            19,872
 Year ended 12/31/1999                                                  32.59               24.58            16,603
 Year ended 12/31/1998                                                  28.92               16.72            12,713
 Year ended 12/31/1997                                                  27.40               26.68            10,465
Class B:
 Six months ended 6/30/2002 (2)                                         25.48               (6.67)              701
 Year ended 12/31/2001                                                  27.40              (10.24)              653
 Period from 3/15/2000 to 12/31/2000                                    31.12                3.73               299
Class C:
 Six months ended 6/30/2002 (2)                                         25.47               (6.71)              272
 Period from 3/15/2001 to 12/31/2001                                    27.39               (3.60)              203
Class F:
 Six months ended 6/30/2002 (2)                                         25.52               (6.33)              198
 Period from 3/15/2001 to 12/31/2001                                    27.44               (2.97)              153
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                 25.52               (3.78)               25
Class 529-B:
 Period from 2/19/2002 to 6/30/2002 (2)                                 25.53               (2.47)                5
Class 529-C:
 Period from 2/15/2002 to 6/30/2002 (2)                                 25.52               (4.07)                7
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                  25.52               (9.04)                1
Class R-1:
 Period from 6/19/2002 to 6/30/2002 (2)                                 25.52               (2.00)           - (5)
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                 25.50               (6.90)           - (5)
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                  25.51               (4.31)           - (5)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                 25.53               (7.57)               40

                                                                    Ratio of            Ratio of
                                                                     expenses          net income
                                                                   to average          to average
                                                                   net assets          net assets
Class A:
 Six months ended 6/30/2002 (2)                                      .67% (6)           1.68% (6)
 Year ended 12/31/2001                                                    .65                1.41
 Year ended 12/31/2000                                                    .64                1.28
 Year ended 12/31/1999                                                    .63                1.33
 Year ended 12/31/1998                                                    .63                1.47
 Year ended 12/31/1997                                                    .63                1.54
Class B:
 Six months ended 6/30/2002 (2)                                      1.44 (6)             .92 (6)
 Year ended 12/31/2001                                                   1.42                 .64
 Period from 3/15/2000 to 12/31/2000                                 1.39 (6)             .53 (6)
Class C:
 Six months ended 6/30/2002 (2)                                      1.50 (6)             .87 (6)
 Period from 3/15/2001 to 12/31/2001                                 1.55 (6)             .49 (6)
Class F:
 Six months ended 6/30/2002 (2)                                       .72 (6)            1.65 (6)
 Period from 3/15/2001 to 12/31/2001                                  .74 (6)            1.31 (6)
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                   .30                 .60
Class 529-B:
 Period from 2/19/2002 to 6/30/2002 (2)                                   .59                 .29
Class 529-C:
 Period from 2/15/2002 to 6/30/2002 (2)                                   .60                 .31
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                    .34                 .43
Class R-1:
 Period from 6/19/2002 to 6/30/2002 (2)                                   .05                 .06
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                   .16                 .10
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                    .08                 .10
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                   .05                 .22


Supplemental data - all classes                                    Six months
                                                                        ended
                                                                     June 30,
                                                                     2002 (2)
Portfolio turnover rate
                                                                          20%

       Year ended December 31                                            2001                2000             1999

                                                                           29%                 43%              46%

                                                                         1998                1997

                                                                           53%                 45%





(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are
    based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.

OTHER SHARE CLASS RESULTS UNAUDITED

CLASS B, CLASS C, CLASS F, CLASS 529 AND CLASS R
Returns for periods ended June 30, 2002:


                                        1 year           Life of class

CLASS B SHARES
Reflecting applicable contingent
deferred sales charge (CDSC),
maximum of 5%, payable only
if shares are sold within six
years of purchase                       -16.53%          -7.47%/1/
Not reflecting CDSC                     -12.17           -5.94/1/
CLASS C SHARES
Reflecting CDSC, maximum of 1%,
payable only if shares are sold
within one year of purchase             -13.12           -7.87/2/
Not reflecting CDSC                     -12.25           -7.87/2/
CLASS F SHARES
Not reflecting annual asset-based
fee charged by sponsoring firm          -11.55           -7.12/2/

CLASS 529 AND CLASS R SHARES
Results for Class 529 and Class R shares are not shown because of the brief time between their introductions on February 15, 2002, and May 15, 2002, respectively, and the end of the period.

/1/Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

[logo - American Funds(sm)]

The right choice for the long term(sm)

There are several ways to invest in Fundamental Investors. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.05% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Fundamental Investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. FI-013-0802
Litho in USA KBD/CG/5741
Printed on recycled paper